Stock-Based Compensation - Summary of Unvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shares
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	5,188,722
Vested (in shares) | shares	0
Forfeitures (in shares) | shares	(21,200)
Ending balance (in shares) | shares	5,167,522
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	14.20
Vested (in dollars per share) | $ / shares	0
Forfeitures (in dollars per share) | $ / shares	14.75
Ending balance (in dollars per share) | $ / shares	$ 14.20